Income from operations - Depreciation and amortization (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income from operations [Line Items]
Depreciation and amortisation expense	€ 1,125	€ 1,390	€ 1,261
Depreciation of property, plant and equipment
Income from operations [Line Items]
Depreciation expense	602	696	689
Amortization of software
Income from operations [Line Items]
Amortisation expense	104	102	98
Amortization of acquired intangible assets
Income from operations [Line Items]
Amortisation expense	240	392	290
Amortization of development costs
Income from operations [Line Items]
Amortisation expense	€ 178	€ 199	€ 184